Fair Value of Assets and Liabilities - Additional Information about Loans, Notes and Certificates Measured at Fair Value on Recurring Basis (Detail) - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans Invested in by Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	$ 57,221	$ 35,672	$ 27,860	$ 35,672	$ 35,672
Valuation Adjustment, Beginning	(2,371)	(1,126)	(1,949)	(1,126)	(1,126)
Fair Value, Beginning	54,850	34,546	25,911	34,546	34,546
Outstanding Principal Balance, Purchases	586,708	3,579	777,117	175,600
Valuation Adjustment, Purchases	(473)		(481)
Fair Value, Purchases	586,235	3,579	776,636	175,600
Outstanding Principal Balance, Sales	(429,481)	(6)	(576,065)	(135,531)
Valuation Adjustment, Sales	1,741		2,634
Fair Value, Sales	(427,740)	(6)	(573,431)	(135,531)
Outstanding Principal Balance, Principal payments and retirements	(18,720)	(4,352)	(30,703)	(8,534)
Valuation Adjustment, Principal payments
Fair Value, Principal payments and retirements	(18,720)	(4,352)	(30,703)	(8,534)
Outstanding Principal Balance, Charge-offs	(1,538)	(701)	(4,019)	(805)
Valuation Adjustment, Charge-offs	1,538	701	4,019	805
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(56)	(562)	(256)	(580)
Fair Value, Recoveries	(56)	(562)	(256)	(580)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(7,775)	(476)	(11,363)	(1,684)
Fair Value, Change in fair value recorded in earnings	(7,775)	(476)	(11,363)	(1,684)
Outstanding Principal Balance, Ending	194,190	34,192	194,190	34,192	27,860	$ 35,672
Valuation Adjustment, Ending	(7,396)	(1,463)	(7,396)	(1,463)	(1,949)	(1,126)
Fair Value, Ending	186,794	32,729	186,794	32,729	25,911	34,546
Loans Notes And Certificates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	4,041,550	4,748,631	4,565,653	4,681,671	4,681,671	2,836,729
Valuation Adjustment, Beginning	(244,551)	(340,870)	(253,669)	(125,590)	(125,590)
Fair Value, Beginning	3,796,999	4,407,761	4,311,984	4,556,081	4,556,081	2,798,505
Outstanding Principal Balance, Purchases	405,472	646,662	1,408,138	2,093,692	2,733,325	3,865,565
Valuation Adjustment, Purchases	(469)		(474)		(656)
Fair Value, Purchases	405,003	646,662	1,407,664	2,093,692	2,732,669	3,865,565
Outstanding Principal Balance, Transfers from loans to loans held for sale	(113,587)	(2,269)	(113,587)	(30,802)	(35,411)
Valuation Adjustment, Transfers from loans to loans held for sale
Fair Value, Transfers from loans to loans held for sale	(113,587)	(2,269)	(113,587)	(30,802)	(35,411)
Outstanding Principal Balance, Issuances
Valuation Adjustment, Issuances
Fair Value, Issuances
Outstanding Principal Balance, Sales					(2,391,807)	(1,804,719)
Valuation Adjustment, Sales
Fair Value, Sales					(2,391,807)	(1,804,719)
Outstanding Principal Balance, Principal payments and retirements	(597,304)	(603,452)	(1,862,767)	(1,782,603)
Valuation Adjustment, Principal payments
Fair Value, Principal payments and retirements	(597,304)	(603,452)	(1,862,767)	(1,782,603)
Outstanding Principal Balance, Charge-offs	(116,070)	(112,517)	(377,376)	(284,903)	(422,125)	(215,904)
Valuation Adjustment, Charge-offs	116,070	112,517	377,376	284,903	422,125	215,904
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(12,114)	(10,517)	(34,808)	(27,451)	(37,277)	(26,256)
Fair Value, Recoveries	(12,114)	(10,517)	(34,808)	(27,451)	(37,277)	(26,256)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(65,104)	(26,559)	(294,593)	(397,291)	(512,271)	(277,014)
Fair Value, Change in fair value recorded in earnings	(65,104)	(26,559)	(294,593)	(397,291)	(512,271)	(277,014)
Outstanding Principal Balance, Ending	3,620,061	4,677,055	3,620,061	4,677,055	4,565,653	4,681,671
Valuation Adjustment, Ending	(206,168)	(265,429)	(206,168)	(265,429)	(253,669)	(125,590)
Fair Value, Ending	3,413,893	4,411,626	3,413,893	4,411,626	4,311,984	4,556,081
Outstanding Principal Balance, Beginning	4,048,717	4,755,846	4,572,912	4,697,169	4,697,169	2,851,837
Valuation Adjustment, Beginning	243,135	339,961	252,017	125,586	125,586
Fair value at beginning of period	3,805,582	4,415,885	4,320,895	4,571,583	4,571,583	2,813,618
Outstanding Principal Balance, Purchases
Valuation Adjustment, Purchases
Fair Value, Purchases
Outstanding Principal Balance, Transfer from Loans to Loans Held for Sale
Valuation Adjustment, Transfers from Loans to Loans Held for Sale
Fair Value, Transfers from Loans to Loans Held for Sale
Outstanding Principal Balance, Issuances	394,013	644,168	1,389,999	2,047,714	2,681,109	3,861,995
Valuation Adjustment, Issuances
Fair Value, Issuances	394,013	644,168	1,389,999	2,047,714	2,681,109	3,861,995
Outstanding Principal Balance, Sales					(2,385,234)	(1,800,859)
Valuation Adjustment, Sales
Fair Value, Sales					(2,385,234)	(1,800,859)
Outstanding Principal Balance, Principal payments and retirements	(602,051)	(604,160)	(1,863,045)	(1,776,747)
Valuation Adjustment, Principal payments and retirements	2		4
Fair Value, Principal payments and retirements	(602,049)	(604,160)	(1,863,041)	(1,776,747)
Outstanding Principal Balance, Charge-offs	(115,064)	(111,816)	(374,251)	(284,098)	(420,132)	(215,804)
Valuation Adjustment, Charge-offs	115,064	111,816	374,251	284,098	420,132	215,804
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(12,057)	(9,955)	(34,550)	(26,871)	(36,785)	(26,143)
Fair Value, Recoveries	(12,057)	(9,955)	(34,550)	(26,871)	(36,785)	(26,143)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(69,911)	(26,027)	(297,725)	(395,768)	(509,778)	(277,028)
Fair Value, Change in fair value recorded in earnings	(69,911)	(26,027)	(297,725)	(395,768)	(509,778)	(277,028)
Outstanding Principal Balance, Ending	3,725,615	4,684,038	3,725,615	4,684,038	4,572,912	4,697,169
Valuation Adjustment, Ending	210,037	264,127	210,037	264,127	252,017	125,586
Fair value at end of period	3,515,578	4,419,911	3,515,578	4,419,911	4,320,895	4,571,583
Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	37,287	16,627	9,345
Valuation Adjustment, Beginning	(956)	(217)	(297)
Fair Value, Beginning	36,331	16,410	9,048
Outstanding Principal Balance, Purchases	1,931,088	1,093,868	4,829,498	3,623,453	4,742,538	3,358,611
Valuation Adjustment, Purchases	(2,136)		4,287
Fair Value, Purchases	1,928,952	1,093,868	4,833,785	3,623,453	4,742,538	3,358,611
Outstanding Principal Balance, Transfers from loans to loans held for sale	113,587	2,269	113,587	30,802	35,411
Valuation Adjustment, Transfers from loans to loans held for sale
Fair Value, Transfers from loans to loans held for sale	113,587	2,269	113,587	30,802	35,411
Outstanding Principal Balance, Issuances
Valuation Adjustment, Issuances
Fair Value, Issuances
Outstanding Principal Balance, Sales	(1,787,527)	(1,095,716)	(4,648,913)	(3,635,330)	(5,927)
Valuation Adjustment, Sales	3,874		(1,656)
Fair Value, Sales	(1,783,653)	(1,095,716)	(4,650,569)	(3,635,330)	(5,927)
Outstanding Principal Balance, Principal payments and retirements	(16,710)	(2,143)	(25,431)	(4,020)	(4,762,518)	(3,358,611)
Valuation Adjustment, Principal payments
Fair Value, Principal payments and retirements	(16,710)	(2,143)	(25,431)	(4,020)	(4,762,518)	(3,358,611)
Outstanding Principal Balance, Charge-offs	(534)		(895)		(159)
Valuation Adjustment, Charge-offs	534		895		159
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries
Fair Value, Recoveries
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(12,582)	56	(14,495)	(161)	(456)
Fair Value, Change in fair value recorded in earnings	(12,582)	56	(14,495)	(161)	(456)
Outstanding Principal Balance, Ending	277,191	14,905	277,191	14,905	9,345
Valuation Adjustment, Ending	(11,266)	(161)	(11,266)	(161)	(297)
Fair Value, Ending	$ 265,925	$ 14,744	$ 265,925	$ 14,744	$ 9,048